SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 1,987	$ 2,228	$ 2,104
Deferred	(2,093)	(4,286)	(2,193)
Total income tax expense	$ (106)	$ (2,058)	$ (89)